Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements Statements of Earnings (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses:
Interest									$ 3,323	$ 3,205	$ 3,836
Other operating expenses									213	144	200
Total income tax	$ 1,102	$ 1,416	$ 806	$ 848	$ 732	$ 824	$ 1,194	$ 1,046	4,172	3,796	2,489
Net earnings	$ 4,147	$ 5,307	$ 3,217	$ 3,452	$ 3,007	$ 3,390	$ 4,615	$ 4,121	16,123	15,133	11,357
Parent Company
Revenues
Interest and dividend from subsidiary									6,240	7,419	7,539
Total revenues									6,240	7,419	7,539
Expenses:
Interest									529	280	370
Other operating expenses									639	613	625
Total expenses									1,168	893	995
Income before income tax benefit and equity in undistributed earnings of subsidiaries									5,072	6,526	6,544
Total income tax									242	185	201
Income before equity in undistributed earnings of subsidiaries									5,314	6,711	6,745
Equity in undistributed earnings of subsidiaries									10,809	8,422	4,612
Net earnings									$ 16,123	$ 15,133	$ 11,357